As filed with the Securities and Exchange Commission on November 26, 2008

Securities Act Registration No. 033-48907

Investment Company Act File No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 54	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 54

MARSHALL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 236-3863

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[Ö]

on December 15, 2008 pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[Ö]

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 53 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 16, 2008 and, pursuant to Rule 485(a)(2), would have become effective on December 1, 2008.

This Post-Effective Amendment No. 54 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 15, 2008 as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 54 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 25th day of November, 2008.

MARSHALL FUNDS, INC. (Registrant)

By:

/s/ John M. Blaser

John M. Blaser

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director

/s/ Timothy M. Bonin Timothy M. Bonin	Treasurer (principal financial officer)

Kenneth C. Krei *	Director

Larry D. Armel**	Director

Benjamin M. Cutler *	Director

John DeVincentis *	Director

John A. Lubs *	Director

James Mitchell *	Director

Barbara J. Pope *	Director

*By:

/s/ John M. Blaser

John M. Blaser

Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A.

**By:

/s/ John M. Blaser

John M. Blaser

Attorney in fact pursuant to Power of Attorney. filed with Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A.